UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1.	Name and address of issuer:

	CMC Fund Trust
	1300 S.W. Sixth Avenue
	P.O. Box 1350
	Portland, OR  97207

2. Name of each series or class of funds for which this notice is filed:

CMC Small Cap Fund
CMC International Stock Fund
CMC High Yield Fund
CMC Short Term Bond Fund
CMC Fixed Income Securities Fund
CMC Small/Mid Cap Fund
CMC International Bond Fund
CMC Strategic Equity Fund

3.	Investment Company Act File Number:	811-5857
	Securities Act File Number:		33-30394

4.	(a)	Last day of fiscal year for which this form is filed:
		October 31, 2001

4.	(b)	[  ]	Check box if this form is being filed late (i.e., more
                than 90 calendar days after the end of the issuer's fiscal year).

4.	(c)	[  ]	Check box if this is the last time the issuer will be
                filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section 24(f):  $612,002,805
                                                                  -------------
	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year: $213,831,428
                                                      ------------
	(iii)	Aggregate price of securities redeemed
		or repurchased during any prior fiscal
		year ending no earlier than October 11,
		1995 that were not previously used to
		reduce registration fees payable to
		the Commission:                       $101,897,461
                                                     ------------
	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:                   -  $315,728,889
                                                                 --------------
	(v)	Net sales - if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
		from Item 5(i)]:	$296,273,916
				----------------
	(vi)	Redemption credits available for use in
		future years if Item 5(i) is less than
		Item 5 (iv) [subtract Item 5(iv) from
		Item 5(i)]:				    - 0 -
							-------------
	(vii)	Multiplier for determining registration fee:  	 x      .000092
			                                           --------------
	(viii)	Registration fee due [multiply Item 5(v) by
		Item 5(vii)] (enter "0" if no fee is due):	  $  27,257.20
				                                   --------------

6.	Prepaid Shares:

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
		                                                   $      --
		                                                   -------------

8.	Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:
		                                                    $ 27,257.20
		                                                   -------------

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:  January 24, 2002

	Method of Delivery:	[  X  ]	Wire Transfer
		                  [     ]	Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*		________Mark A. Wentzien____________
			                   Mark A. Wentzien -- Secretary
Date:	January 28, 2001

COLUMBIA FUNDS MANAGEMENT COMPANY
1300 SW Sixth Avenue
Portland, Oregon  97201




January 28, 2002



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

	Re:	CMC Fund Trust
		File No. 33-30394 and 811-5857

	Transmitted herewith for filing on behalf of CMC Fund Trust is the Registrant's Rule 24f-2 Annual Notice for the fiscal year ended October 31, 2001, for filing in accordance with the Securities Act of 1933. The filing fee of $27,257.20 for the 24f-2 Notice has been wired directly to the Commission's account at the Mellon Bank on January 24, 2002.

	Any questions regarding this transmission can be directed to the undersigned at (503) 795-6397.

						Sincerely,

						MARK A. WENTZIEN


						Mark A. Wentzien
						Secretary
						CMC Fund Trust